SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB6.9931	US$1=RMB7.2993	US$1=RMB7.0999
Year End Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND26300.0000	US$1=VND25480.0000
Average Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB7.1708	US$1=RMB7.1933	US$1=RMB7.0896
Average Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND26021.0833	US$1=VND25068.6667